INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense are as follows:

	Years Ended December 31,
	2014	2013
Current:
Federal (benefit)	$1,757,098	$(88,073)
State (benefit)	347,382	(15,737)
Deferred	331,399	1,707,403
	$2,435,879	$1,603,593

Schedule of Effective Income Tax Rate Reconciliation
The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2014		2013
	Amount	%	Amount	%

Income taxes at statutory rate	$3,076,856	34%	$2,122,650	34%
Tax-exempt income	(863,204)	(10)%	(797,167)	(13)%
Nondeductible expenses	238,638	3%	326,871	5%
State income tax, net of federal tax effect	215,803	2%	(10,386)	-
Tax credits	(337,716)	(4)%	-	-
Other, net	105,502	2%	(38,375)	-
	$2,435,879	27%	$1,603,593	26%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2014	2013
Deferred tax assets:
Allowance for loan losses	$2,273,435	$1,980,194
Net operating loss carryover	2,615,552	1,313,501
Unrealized loss on available-for-sale securities	-	620,527
Other real estate	357,873	445,448
Other	1,200,419	668,313
	6,447,279	5,027,983
Deferred tax liabilities:
Securities accretion	(124,942)	(97,917)
Premises and equipment	(443,080)	(684,787)
Unrealized gain on available-for-sale securities	(932,473)	-
Core deposit intangible	(238,562)	(239,364)
Goodwill	(716,188)	(498,612)
	(2,455,245)	(1,520,680)
Net deferred tax asset, included in other assets	$3,992,034	$3,507,303